WARBURG PINCUS ADVISOR FUNDS                                    OCTOBER 31, 2000
EMERGING GROWTH FUND
SMALL COMPANY VALUE FUND

                                        A
                                  ANNUAL REPORT

MORE COMPLETE INFORMATION ABOUT THE FUNDS, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE Prospectus, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-222-8977 OR BY WRITING TO WARBURG PINCUS ADVISOR FUNDS, P.O. BOX 9030, BOSTON, MA 02205-9030.

                              WARBURG PINCUS FUNDS
                               [GRAPHIC OMITTED]

               WARBURG PINCUS FUNDS       PART OF CREDIT      ASSET
                                                  SUISSE      MANAGEMENT

FROM TIME TO TIME, THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS ARE HISTORICAL AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2000; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

WARBURG PINCUS EMERGING GROWTH FUND
ANNUAL INVESTMENT ADVISER'S REPORT -- OCTOBER 31, 2000
--------------------------------------------------------------------------------

                                                                December 6, 2000

Dear Shareholder:

   For the 12 months ended October 31, 2000, the Advisor Class shares of Warburg Pincus Emerging Growth Fund had a gain of 29.96%, vs. gains of 16.16% and 29.71%, respectively, for the Russell 2000 Growth Index and the Russell 2500 Growth Index.

   The period was a positive yet volatile one for growth-oriented small- and mid-cap stocks. The group initially surged, benefiting from investors' strong appetite for risk as Y2K fears evaporated and as a healthy U.S. economy buoyed profits. However, as in the large-cap market, these shares came under pressure as the economy's strength began to fuel inflation and interest-rate worries. Technology and telecommunications stocks, which had risen to generally lofty valuations, were especially volatile, falling sharply in April and May. Stocks were generally lackluster over the remainder of the period, with the economic and profit outlook becoming more clouded. However, certain market sectors performed well over the May-through-October span, with investors favoring defensive areas such as health care.

   Within this environment, the Fund had a good showing, both in absolute terms and compared to its benchmark. A number of the Fund's holdings contributed positively to its return, the late-period turmoil notwithstanding. Good performers for the Fund included its computer, oil-services, health-care and financial-services holdings. Stocks that hampered the Fund included certain of its telecommunications & equipment names.

   With regard to sector allocation, one notable change we made during the period was to raise the Fund's health-care position. Our heightened emphasis here was based on company-specific factors as well as on our belief that health-care fundamentals are improving. Companies that we added included a biotechnology/emerging pharmaceutical company whose technologies are used to develop products with enhanced therapeutic value. Other health-care companies we purchased included a medical-devices supplier.

   We also raised the Fund's weighting in the financial-services sector, where we generally focused on mid-cap companies with strong brand names. We added several companies we deemed attractive, given their valuations and their potential to benefit from what we believe will be a more-supportive interest-rate backdrop heading into 2001.

WARBURG PINCUS EMERGING GROWTH FUND
ANNUAL INVESTMENT ADVISER'S REPORT -- OCTOBER 31, 2000 (CONT'D)
--------------------------------------------------------------------------------

   We lowered the Fund's technology exposure over the course of the period, eliminating positions that we judged to have deteriorating prospects. Most of our selling activity was in the telecommunications area, where certain stocks in our view had become less attractive from a risk/reward perspective. That said, technology will continue to be a major theme in the Fund. The group in our view will remain a fount of opportunity, given such factors as a global emphasis on productivity enhancements and the rapid acceleration of Internet usage.

   Elsewhere of note, we ended the period with a roughly 10% weighting in the energy area, where we remained biased in favor of oil-services companies. We continue to have a positive view on the longer-term prospects for our energy holdings, and believe they can achieve good earnings growth even if energy prices began to decline going forward.

   Looking ahead, while the outlook for small- and mid-cap stocks over the next few months is certainly clouded, we remain of the view that a "soft landing" environment will prevail. Historically, a combination of subdued inflation and modest economic growth has tended to encourage investment in smaller companies, especially within the growth-oriented sectors targeted by the Fund. Of course, we will continue to monitor the flow of macroeconomic data and make adjustments to the portfolio as we deem appropriate from a risk/reward perspective.



Elizabeth B. Dater                         Stephen J. Lurito
Co-Portfolio Manager                       Co-Portfolio Manager

   INVESTING IN EMERGING-GROWTH COMPANIES ENTAILS SPECIAL RISK CONSIDERATIONS. THESE ARE DETAILED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

WARBURG PINCUS EMERGING GROWTH FUND
ANNUAL INVESTMENT ADVISER'S REPORT -- OCTOBER 31, 2000 (CONT'D)
--------------------------------------------------------------------------------

      GROWTH OF $10,000 INVESTED IN ADVISOR CLASS SHARES OF WARBURG PINCUS
           EMERGING GROWTH FUND SINCE INCEPTION AS OF OCTOBER 31, 2000

   The graph below illustrates a hypothetical investment of $10,000 in Advisor Class shares of Warburg Pincus Emerging Growth Fund (the "Fund") from January 21, 1988 (inception) to October 31, 2000, compared to the Russell 2000 Growth Index ("R2000G")* and the Russell 2500 Growth Index ("R2500G")** for the same time period.


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                        FUND           R2000G                R2500G
                    ----------       ----------            ----------
1/21/88             $10,000.00       $10,000.00            $10,000.00
4/30/91             $ 9,571.81       $ 9,974.90            $ 9,775.60
5/31/91             $10,085.60       $10,450.40            $10,273.90
6/30/91             $ 9,325.16       $ 9,841.46            $ 9,710.14
7/31/91             $ 9,779.89       $10,186.80            $10,256.90
8/31/91             $10,346.70       $10,563.80            $10,700.60
9/30/91             $10,458.70       $10,646.50            $10,823.40
10/31/91            $11,196.80       $10,928.10            $11,189.80
11/30/91            $10,755.20       $10,422.80            $10,718.30
12/31/91            $12,243.50       $11,257.40            $12,029.70
1/31/92             $12,942.30       $12,169.50            $12,538.50
2/29/92             $12,949.00       $12,524.50            $12,662.20
3/31/92             $12,317.40       $12,100.70            $11,940.30
4/30/92             $11,470.70       $11,676.90            $11,318.00
5/31/92             $11,598.30       $11,832.20            $11,337.90
6/30/92             $11,215.30       $11,272.80            $10,721.30
7/31/92             $11,517.70       $11,665.10            $11,138.10
8/31/92             $11,390.00       $11,336.00            $10,809.50
9/30/92             $11,773.10       $11,597.40            $10,974.70
10/31/92            $12,223.30       $11,966.10            $11,441.10
11/30/92            $13,479.90       $12,881.80            $12,362.10
12/31/92            $13,656.80       $13,330.60            $12,726.40
1/31/93             $13,930.60       $13,781.80            $12,815.40
2/28/93             $13,218.60       $13,463.60            $12,171.90
3/31/93             $13,855.30       $13,900.50            $12,566.40
4/30/93             $13,615.70       $13,519.00            $12,097.70
5/31/93             $14,286.50       $14,117.30            $12,842.70
6/30/93             $14,478.20       $14,205.40            $12,873.70
7/31/93             $14,820.50       $14,401.50            $12,884.30
8/31/93             $15,703.60       $15,023.70            $13,563.30
9/30/93             $16,347.00       $15,447.70            $13,911.60
10/31/93            $16,093.80       $15,845.30            $14,185.20
11/30/93            $15,422.90       $15,324.00            $13,671.00
12/31/93            $16,055.00       $15,847.90            $14,272.10
1/31/94             $16,528.10       $16,344.70            $14,683.60
2/28/94             $16,251.50       $16,285.70            $14,708.60
3/31/94             $15,218.00       $15,426.00            $13,853.00
4/30/94             $14,948.80       $15,517.60            $13,837.30
5/31/94             $14,599.40       $15,343.50            $13,559.70
6/30/94             $14,366.50       $14,815.70            $12,957.80
7/31/94             $14,555.80       $15,066.10            $13,239.40
8/31/94             $15,414.60       $15,905.60            $14,212.80
9/30/94             $15,683.80       $15,852.40            $14,205.90
10/31/94            $16,047.70       $15,790.00            $14,450.10
11/30/94            $15,261.70       $15,152.40            $13,810.10
12/31/94            $15,756.60       $15,559.50            $14,090.30
1/31/95             $15,509.20       $15,363.30            $13,952.70
2/28/95             $16,302.40       $16,002.40            $14,711.40
3/31/95             $16,739.10       $16,278.00            $15,282.10
4/30/95             $17,197.60       $16,640.00            $15,455.10
5/31/95             $17,394.10       $16,926.10            $15,692.20
6/30/95             $18,886.10       $17,804.00            $16,644.70
7/31/95             $20,268.90       $18,829.70            $17,956.80
8/31/95             $20,989.40       $19,218.90            $18,106.30
9/30/95             $22,081.10       $19,562.40            $18,494.20
10/31/95            $21,382.40       $18,687.70            $17,840.80
11/30/95            $21,921.00       $19,472.80            $18,570.80
12/31/95            $22,928.20       $19,986.70            $18,817.30
1/31/96             $22,595.60       $19,965.50            $18,875.40
2/29/96             $23,454.00       $20,587.60            $19,705.90
3/31/96             $23,848.40       $21,006.60            $20,133.90
4/30/96             $25,828.00       $22,129.80            $21,512.30
5/31/96             $26,160.50       $23,001.90            $22,279.70
6/30/96             $25,178.40       $22,057.70            $21,163.00
7/31/96             $22,448.70       $20,131.20            $19,060.00
8/31/96             $23,755.60       $21,300.20            $20,372.50
9/30/96             $25,077.90       $22,132.60            $21,453.70
10/31/96            $24,737.70       $21,791.80            $20,786.30
11/30/96            $24,884.60       $22,689.60            $21,548.30
12/31/96            $25,087.00       $23,284.30            $21,653.90
1/31/97             $25,993.70       $23,749.80            $22,301.50
2/28/97             $24,823.50       $23,174.10            $21,324.50
3/31/97             $23,382.00       $22,080.70            $19,921.60
4/30/97             $23,428.50       $22,142.30            $20,011.20
5/31/97             $26,063.50       $24,605.60            $22,409.80
6/30/97             $27,140.70       $25,660.20            $23,159.40
7/31/97             $28,714.00       $26,854.20            $24,629.30
8/31/97             $29,303.00       $27,468.60            $25,230.20
9/30/97             $31,488.50       $29,479.10            $27,012.20
10/31/97            $29,837.80       $28,184.30            $25,327.00
11/30/97            $29,652.80       $28,001.20            $24,938.70
12/31/97            $30,290.30       $28,491.20            $24,850.20
1/31/98             $29,520.90       $28,041.90            $24,525.60
2/28/98             $32,461.20       $30,115.60            $26,631.20
3/31/98             $33,993.40       $31,357.50            $27,620.00
4/30/98             $34,292.50       $31,531.20            $27,871.00
5/31/98             $32,204.10       $29,833.00            $26,082.00
6/30/98             $33,537.40       $29,895.90            $26,273.20
7/31/98             $30,928.20       $27,475.80            $24,316.90
8/31/98             $24,847.70       $22,140.60            $18,791.10
9/30/98             $25,784.40       $23,873.30            $20,438.70
10/31/98            $26,926.70       $24,847.10            $21,818.70
11/30/98            $28,566.50       $26,148.80            $23,370.70
12/31/98            $31,920.20       $27,766.90            $25,620.80
1/31/99             $32,402.20       $28,135.90            $26,362.30
2/28/99             $29,155.50       $25,856.90            $24,223.20
3/31/99             $30,689.10       $26,260.60            $25,351.10
4/30/99             $30,679.90       $28,613.80            $27,373.60
5/31/99             $31,176.90       $29,031.80            $27,656.40
6/30/99             $33,577.50       $30,344.60            $29,611.10
7/31/99             $33,104.10       $29,513.20            $29,007.60
8/31/99             $32,349.30       $28,421.20            $28,380.80
9/30/99             $32,365.50       $28,427.50            $28,584.00
10/31/99            $34,776.70       $28,542.60            $29,976.00
11/30/99            $38,553.50       $30,246.90            $33,515.00
12/31/99            $45,034.30       $33,670.80            $39,835.90
1/31/00             $43,557.20       $33,128.70            $39,612.90
2/29/00             $52,386.20       $38,598.30            $49,773.60
3/31/00             $50,636.50       $36,054.60            $45,868.30
4/30/00             $45,319.70       $33,884.10            $41,399.40
5/31/00             $42,015.90       $31,909.40            $37,713.20
6/30/00             $46,692.30       $34,690.90            $42,699.20
7/31/00             $45,034.70       $33,574.90            $39,200.00
8/31/00             $50,407.30       $36,136.70            $44,309.40
9/30/00             $49,994.00       $35,074.60            $41,443.90
10/31/00            $45,194.60       $33,508.90            $38,881.00



                       -----------------------------------
                                 Average Annual
                                  Total Returns
                                for periods ended
                                    10/31/00
                             (Advisor Class shares)
                       -----------------------------------
                                     1 YEAR
                                     29.96%
                       -----------------------------------
                                     3 YEAR
                                     14.85%
                       -----------------------------------
                                     5 YEAR
                                     16.15%
                       -----------------------------------
                                     10 YEAR
                                     20.33%
                       -----------------------------------

                                                                          FUND
                                                                         ------
1 Year Total Return (9/30/99 to 9/30/00) ..............................  54.47%
3 Year Average Annual Total Return (9/30/97 to 9/30/00) ...............  16.66%
5 Year Average Annual Total Return (9/30/95 to 9/30/00) ...............  17.76%
10 Year Average Annual Total Return (9/30/90 to 9/30/00) ..............  21.17%
Average Annual Total Return Since Inception (1/21/88 to 9/30/00) ......  17.98%

----------
 * The Russell 2000 Growth Index is an unmanaged index (with no defined investment objective) of approximately 2,000 small-cap stocks, includes reinvestment of dividends, and is compiled by Frank Russell Company.
** The Russell 2500 Growth Index measures the performance of those companies in the Russell 2500 Index with higher price-to-book values and higher forecasted growth rates. The Russell 2500 Index is composed of the 2500 smallest companies in the Russell 3000 Index, which measures the performance of the 3000 largest UScompanies based on total market capitalization. The Russell 2500 Index represents approximately 17% of the total market capitalization of the Russell 3000 Index.

WARBURG PINCUS SMALL COMPANY VALUE FUND
ANNUAL INVESTMENT ADVISER'S REPORT -- OCTOBER 31, 2000
--------------------------------------------------------------------------------

                                                                December 6, 2000
Dear Shareholder:

   For the 12 months ended October 31, 2000, the Advisor Class shares of Warburg Pincus Small Company Value Fund (the "Fund") had a gain of 22.04%. For the six months ended October 31, 2000, the Fund had a gain of 8.15%, vs. a same-period gain of 8.41% for the Russell 2000 Value Index, the Fund's new benchmark effective May 2, 2000 (replacing the Russell 2000 Index). For the six months ended April 30, 2000, the Fund had a return of 13.07%, vs. a return of 18.72% for the Russell 2000 Index.

   The period was a positive one for small-capitalization stocks, though the group was volatile, as were stocks broadly. While the group's growth and value components posted roughly equal gains for the 12 months (with a slight edge to the value stocks), they hardly performed in tandem. Growth stocks dominated early in the period, when investors' tolerance for risk was high, buoyed by a strong economy and a rally in the technology sector. However, they tumbled over the March-through-May period on inflation and interest-rate uncertainties, and remained volatile. Value stocks outperformed their growth counterparts late in the period (within the small-cap arena and elsewhere), as investors took a more defensive stance due to worries over a slowing economy.

   Against this backdrop, the Fund had a competitive showing, with the Fund outpacing both Russell indexes cited above for the 12 months. Stocks that aided the Fund's return included its financial-services, health-care and utilities holdings. The Fund was also helped by its overweighting in the technology sector early in the period, when these stocks rallied (we subsequently reduced this position). On the negative side, stocks that hindered the Fund included certain of its materials & processing and consumer-related names.

   Our general strategy throughout the period was to focus on stocks that had good potential, in our estimation, to benefit from visible catalysts, such as positive earnings surprises or new product launches. This reflected our concerns that, amid general uncertainty and high market volatility, companies with visible improvements were the most likely to garner favorable investor attention (as opposed to companies merely trading at discounts to their underlying worth, for example).

   We made several noteworthy sector-weighting changes during the period. We raised our exposure to the financial segment, where we deemed a number of stocks to be attractive based on their valuations and on the prospects for a more-favorable interest-rate environment. These included insurance companies as well as real-estate investment trusts (we view REITs

WARBURG PINCUS SMALL COMPANY VALUE FUND
ANNUAL INVESTMENT ADVISER'S REPORT -- OCTOBER 31, 2000 (CONT'D)
--------------------------------------------------------------------------------

as financial stocks due to their interest-rate sensitivity), with our position in REITs rising considerable late in the period.

   We also increased our weighting in the health-care sector, were our focus remained on services providers such as hospitals and acute-care companies. The major catalyst in this area is the restoration of "reimbursement" rates. These rates were reduced by the Balance Budget Act of 1997, sparking a slump in care-provider stocks, but Congress has recently been increasing the funding, and could continue to do so. Our health-care holdings also included laboratory-testing companies. We believe that these companies' profit margins will widen due to rising demand for testing related to new-drug development.

   Another increased area of emphasis for the Fund in the period was energy. We added companies that stood to benefit from an improving supply/demand backdrop for energy, including a number of electric-utility stocks we believed to represent good value.

   One sector weighting we reduced was technology. We had a significant position early in the period, based on the large amount of promising company-specific catalysts we were seeing here. We sold most of our technology holdings based on valuation factors as the period progressed; fortunately for the Fund, our exposure was minimal when the technology group declined sharply in April and May.

   Going forward, we will continue our efforts to identify companies with compelling valuations and good potential to benefit from industry trends and from company-specific catalysts. While the overall backdrop for equities could remain difficult for a spell, we believe that good opportunities will continue to exist within a range of sectors. As ever, we will attempt to ferret out hidden values that will receive wider market recognition over time.



Kyle F. Frey
Portfolio Manager

   INVESTING IN SMALL COMPANIES ENTAILS SPECIAL RISK CONSIDERATIONS. THESE ARE DETAILED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

WARBURG PINCUS SMALL COMPANY VALUE FUND
ANNUAL INVESTMENT ADVISER'S REPORT -- OCTOBER 31, 2000 (CONT'D)
--------------------------------------------------------------------------------

      GROWTH OF $10,000 INVESTED IN ADVISOR CLASS SHARES OF WARBURG PINCUS
         SMALL COMPANY VALUE FUND SINCE INCEPTION AS OF OCTOBER 31, 2000

   The graph below illustrates a hypothetical investment of $10,000 in Advisor Class shares of Warburg Pincus Small Company Value Fund (the "Fund") from December 29, 1995 (inception) to October 31, 2000, compared to the Russell 2000 Index ("R2000")* and the Russell 2000 Value Index ("R2000 Value")** for the same time period.


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               Fund             R2000               R2000 Value
            ----------       ----------         ------------------
12/29/95    $10,000.00       $10,000.00             $10,000.00
1/31/96     $10,000.00       $ 9,989.40             $10,066.40
2/29/96     $10,650.00       $10,300.70             $10,224.10
3/31/96     $11,549.90       $10,510.30             $10,438.80
4/30/96     $12,619.50       $11,072.30             $10,723.60
5/31/96     $13,439.70       $11,508.60             $10,995.10
6/30/96     $13,329.50       $11,036.20             $10,865.40
7/31/96     $12,839.00       $10,072.30             $10,287.80
8/31/96     $13,528.40       $10,657.20             $10,734.20
9/30/96     $14,088.50       $11,073.70             $11,027.20
10/31/96    $14,459.00       $10,903.20             $11,155.10
11/30/96    $15,059.10       $11,352.40             $11,755.40
12/31/96    $15,699.10       $11,649.90             $12,137.00
1/31/97     $15,962.80       $11,882.80             $12,323.50
2/28/97     $15,669.10       $11,594.80             $12,440.50
3/31/97     $15,122.30       $11,047.70             $12,106.90
4/30/97     $15,172.20       $11,078.50             $12,284.90
5/31/97     $16,123.50       $12,311.00             $13,262.90
6/30/97     $17,226.30       $12,838.70             $13,934.00
7/31/97     $17,955.00       $13,436.00             $14,518.80
8/31/97     $18,551.10       $13,743.50             $14,749.20
9/30/97     $19,977.70       $14,749.40             $15,730.10
10/31/97    $18,864.90       $14,101.60             $15,302.50
11/30/97    $18,410.30       $14,009.90             $15,470.20
12/31/97    $18,489.40       $14,255.10             $15,994.70
1/31/98     $17,955.10       $14,030.30             $15,705.50
2/28/98     $19,010.90       $15,067.80             $16,654.90
3/31/98     $19,805.50       $15,689.20             $17,330.40
4/30/98     $19,930.30       $15,776.10             $17,416.00
5/31/98     $19,408.10       $14,926.40             $16,801.20
6/30/98     $19,600.20       $14,957.90             $16,706.50
7/31/98     $18,202.80       $13,747.10             $15,397.90
8/31/98     $15,306.70       $11,077.70             $12,986.40
9/30/98     $15,442.90       $11,944.60             $13,719.80
10/31/98    $15,101.60       $12,431.80             $14,127.10
11/30/98    $15,476.20       $13,083.10             $14,509.50
12/31/98    $15,748.50       $13,892.70             $14,964.40
1/31/99     $15,361.10       $14,077.30             $14,624.70
2/28/99     $14,178.30       $12,937.10             $13,626.30
3/31/99     $13,978.40       $13,139.00             $13,513.80
4/30/99     $14,962.50       $14,316.40             $14,747.50
5/31/99     $15,032.80       $14,525.60             $15,200.90
6/30/99     $15,736.30       $15,182.40             $15,751.30
7/31/99     $15,372.80       $14,766.40             $15,377.50
8/31/99     $14,389.00       $14,220.10             $14,815.50
9/30/99     $14,259.50       $14,223.20             $14,519.30
10/31/99    $14,470.50       $14,280.80             $14,228.80
11/30/99    $16,005.80       $15,133.50             $14,302.50
12/31/99    $16,899.00       $16,846.60             $14,742.00
1/31/00     $15,624.80       $16,575.40             $14,356.50
2/29/00     $15,440.40       $19,312.00             $15,234.00
3/31/00     $16,478.00       $18,039.30             $15,305.40
4/30/00     $16,319.80       $16,953.40             $15,396.00
5/31/00     $15,742.10       $15,965.30             $15,161.10
6/30/00     $16,175.00       $17,357.00             $15,604.10
7/31/00     $16,331.90       $16,798.60             $16,124.00
8/31/00     $17,421.20       $18,080.40             $16,844.90
9/30/00     $17,881.20       $17,549.00             $16,749.40
10/31/00    $17,657.60       $16,765.60             $16,689.90

                       -----------------------------------
                                 Average Annual
                                  Total Returns
                                for periods ended
                                    10/31/00
                             (Advisor Class shares)
                       -----------------------------------
                                     1 YEAR
                                     22.04%
                       -----------------------------------
                                     3 YEAR
                                     -2.17%
                       -----------------------------------
                                 SINCE INCEPTION
                                   (12/29/95)
                                     12.46%
                       -----------------------------------



                                                                         FUND
                                                                        ------
1 Year Total Return (9/30/99 to 9/30/00) .............................  26.01%
3 Year Average Annual Total Return (9/30/97 to 9/30/00) ..............  -3.40%
Average Annual Total Return Since Inception
   (12/29/95 to 9/30/00) .............................................  13.30%

----------
 * The Russell 2000 Index is an unmanaged index (with no defined investment objective) of approximately 2,000 small-cap stocks, includes reinvestment of dividends, and is compiled by Frank Russell Company.
** The Russell 2000 Value Index is an unmanaged index (with no defined investment objective) that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. It includes reinvestment of dividends, and is compiled by Frank Russell Company.

WARBURG PINCUS EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS--OCTOBER 31, 2000
--------------------------------------------------------------------------------

                                                               NUMBER
                                                                 OF
                                                               SHARES        VALUE
                                                              ---------   ------------
COMMON STOCKS (90.6%)
BUILDING & BUILDING MATERIALS (1.2%)
    Lennar Corp.                                                927,600   $ 29,799,150
                                                                          ------------
BUSINESS SERVICES (6.2%)
    Cacheflow, Inc. (1)                                          80,800      8,726,400
    Commerce One, Inc. (1)                                      512,500     32,896,094
    New York Restaurant Group, Inc. (1,2)                       336,786      3,249,985
    On Assignment, Inc. (1)                                   1,472,520     37,089,097
    Paychex, Inc.                                               509,550     28,885,116
    TMP Worldwide, Inc. (1)                                     374,550     26,072,191
    West Teleservices Corp. (1)                                 430,500     10,977,750
                                                                          ------------
                                                                           147,896,633
                                                                          ------------
COMMUNICATIONS & MEDIA (2.6%)
    Ariba, Inc. (1)                                             319,000     40,313,625
    Finisar Corp. (1)                                           687,000     19,794,187
    Youthstream Media Networks, Inc. (1)                        995,344      1,928,479
                                                                          ------------
                                                                            62,036,291
                                                                          ------------
COMPUTERS (11.2%)
    Agile Software Corp. (1)                                     25,200      1,899,450
    BEA Systems, Inc. (1)                                       670,000     48,072,500
    Brocade Communications Systems, Inc.                        173,000     39,335,875
    Mercury Interactive Corp. (1)                               261,475     29,023,725
    National Instruments Corp. (1)                              611,765     28,561,778
    Network Appliance, Inc. (1)                                 230,500     27,429,500
    NVIDIA Corp. (1)                                            390,200     24,247,272
    Palm, Inc. (1)                                              480,000     25,710,000
    Phone.com, Inc. (1)                                         190,000     17,586,875
    Tech Data Corp. (1)                                         641,000     26,681,625
                                                                          ------------
                                                                           268,548,600
                                                                          ------------
CONSUMER SERVICES (2.0%)
    DeVRY, Inc. (1)                                           1,007,321     37,207,919
    ITT Educational Services, Inc. (1)                          679,050     10,695,037
                                                                          ------------
                                                                            47,902,956
                                                                          ------------
ELECTRONICS (14.9%)
    Applied Micro Circuits Corp. (1)                            210,000     16,038,750
    Bookham Technology PLC - ADR (1)                            662,500     22,317,969
    Celestica, Inc. ADR (1)                                     325,400     23,388,125
    Emulex Corp. (1)                                            172,000     25,262,500
    Maxim Integrated Products, Inc. (1)                       1,132,390     75,091,612
    Molex, Inc.                                                 582,300     31,444,200
    PMC-Sierra, Inc. (1)                                        210,825     35,734,837
    QLogic Corp. (1)                                            240,000     23,220,000
    Texas Instruments, Inc.                                     716,524     35,154,459
    TranSwitch Corp. (1)                                        575,000     33,206,250

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT'D)--OCTOBER 31, 2000
--------------------------------------------------------------------------------

                                                               NUMBER
                                                                 OF
                                                               SHARES        VALUE
                                                              ---------   ------------
COMMON STOCKS (CONT'D)
ELECTRONICS (cont'd)
    Vishay Intertechnology, Inc. (1)                            570,057   $ 17,101,710
    Vitesse Semiconductor Corp. (1)                             264,000     18,463,500
                                                                          ------------
                                                                           356,423,912
                                                                          ------------
ENERGY (3.7%)
    Apache Corp.                                                562,500     31,113,281
    Chaparral Resources, Inc. (1)                                13,889         90,278
    Devon Energy Corp.                                          509,000     25,653,600
    Noble Affiliates, Inc.                                      646,500     23,718,469
    Southern Energy, Inc. (1)                                   276,500      7,534,625
                                                                          ------------
                                                                            88,110,253
                                                                          ------------
FINANCIAL SERVICES (9.7%)
    Capital One Financial Corp.                                 205,000     12,940,625
    Enhance Financial Services Group, Inc.                      295,050      5,732,144
    Franklin Resources, Inc.                                    560,100     23,994,684
    Indymac Mortgage Holdings, Inc. (1)                       1,848,900     38,595,787
    John Hancock Financial Services, Inc. (1)                   400,000     12,650,000
    Lehman Brothers Holdings, Inc.                              400,000     25,800,000
    MBIA, Inc.                                                  445,000     32,345,937
    Reinsurance Group of America, Inc.                        1,139,095     42,573,676
    Sun Life Financial Services                                 550,000     11,275,000
    XL Capital, Ltd., Class A                                   350,000     26,906,250
                                                                          ------------
                                                                           232,814,103
                                                                          ------------
FOOD, BEVERAGES & TOBACCO (0.1%)
    Foodtrader.Com, Inc. (1,2)                                  966,183      2,000,000
                                                                          ------------
HEALTHCARE (13.9%)
    ALZA Corp. (1)                                              461,400     37,344,562
    Coherent, Inc. (1)                                          366,400     12,755,300
    Community Health Systems, Inc. (1)                          557,600     15,717,350
    Focal, Inc. (1)                                                   1              2
    HCA-The Healthcare Co.                                      755,000     30,152,812
    Health Management Associates, Inc., Class A (1)           1,444,500     28,619,156
    Inhale Therapeutic Systems, Inc. (1)                        275,000     13,681,250
    Ivax Corp.                                                1,222,950     53,198,325
    PE Corp - PE Biosystems Group                               375,800     43,968,600
    Stryker Corp.                                               282,000     13,289,250
    Tenet Healthcare Corp.                                      964,000     37,897,250
    Wellpoint Health Networks, Inc. (1)                         374,300     43,769,706
    Softcom, Inc. (1,2)                                         454,545        999,999
                                                                          ------------
                                                                           331,393,562
                                                                          ------------
LODGING & RESTAURANTS (0.7%)
    Park Place Entertainment Corp. (1)                        1,386,100     17,672,775
                                                                          ------------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT'D)--OCTOBER 31, 2000
--------------------------------------------------------------------------------

                                                               NUMBER
                                                                 OF
                                                               SHARES        VALUE
                                                              ---------   ------------
COMMON STOCKS (CONT'D)
OIL SERVICES (5.3%)
    Cooper Cameron Corp. (1)                                    367,790 $   20,044,555
    Nabors Industries, Inc. (1)                                 982,675     50,018,157
    Noble Drilling Corp. (1)                                    538,490     22,380,991
    Pogo Producing Co.                                          424,000     10,600,000
    Pride International, Inc. (1)                               913,100     23,112,844
                                                                        --------------
                                                                           126,156,547
                                                                        --------------
PHARMACEUTICALS (8.6%)
    Abgenix, Inc. (1)                                           162,500     12,817,187
    Barr Laboratories, Inc. (1)                                 299,800     18,924,875
    Biovail Corp. (1)                                         1,055,100     44,380,144
    Celgene Corp. (1)                                           405,700     26,116,938
    Elan Corp. PLC ADR (1)                                      543,000     28,202,063
    Gemini Genomics PLC ADR (1)                                  99,400      1,130,675
    Human Genome Sciences, Inc. (1)                             155,000     13,700,547
    Icos Corp. (1)                                              145,400      7,469,925
    IDEC Pharmaceuticals Corp. (1)                               50,000      9,806,250
    ImClone Systems, Inc. (1)                                    65,000      3,554,688
    Medarex, Inc. (1)                                           230,300     14,077,088
    Millennium Pharmaceuticals, Inc. (1)                        340,000     24,671,250
    Protein Design Labs, Inc. (1)                                 5,000        675,391
                                                                        --------------
                                                                           205,527,021
                                                                        --------------
REAL ESTATE (1.2%)
    Apartment Investment & Management Co, Class A               300,000     13,706,250
    Boston Properties, Inc.                                     300,000     12,150,000
    Prologis Trust                                              146,100      3,068,100
                                                                        --------------
                                                                            28,924,350
                                                                        --------------
TELECOMMUNICATIONS & EQUIPMENT (9.3%)
    ANTEC Corp. (1)                                             250,000      3,046,875
    Audiocodes, Ltd. (1)                                      1,017,480     40,254,053
    Avanex Corp. (1)                                            220,600     22,404,688
    McLeodUSA, Inc. (1)                                       1,190,875     22,924,344
    MRV Communications, Inc. (1)                                437,900     17,297,050
    Polycom, Inc. (1)                                         1,023,650     66,537,250
    Redback Networks, Inc. (1)                                  279,000     29,696,063
    Scientific Atlanta, Inc.                                    313,400     21,448,313
                                                                        --------------
                                                                           223,608,636
                                                                        --------------
TOTAL COMMON STOCKS (Cost $1,509,482,200)                                2,168,814,788
                                                                        --------------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT'D)--OCTOBER 31, 2000
--------------------------------------------------------------------------------

                                                               NUMBER
                                                                 OF
                                                               SHARES        VALUE
                                                              ---------   ------------
WARRANTS (0.0%)
    Women First Healthcare, Inc. (1,2) (Cost $0)                  5,516 $            0
                                                                        --------------
SHORT TERM INVESTMENTS (8.5%)
    Institutional Money Market Trust                         90,491,206     90,491,206
    RBB Money Market Portfolio                              111,546,591    111,546,591
                                                                        --------------
TOTAL SHORT TERM INVESTMENTS (Cost $202,037,797)                           202,037,797
                                                                        --------------
PREFERRED RATES (1.5%)
    BreezeCom, Ltd., Series B (1,2)                           1,509,955     28,028,540
    Celltra, Ltd. (2)                                         1,102,524      7,000,002
    Opal Concepts, Inc., Series B (2)                           792,603        199,998
                                                                        --------------
TOTAL PREFERRED (Cost $15,223,300)                                          35,228,540
                                                                        --------------


                                                                PAR
                                                              ---------
BONDS (0.3%)
    Orckit Communications, Inc. (NR)
      5.750% 04/01/05                                       $15,000,000      8,043,750
    TimesSquareMedia.com, Inc. (NR)(3,4)
      6.000% 11/22/02 (2)                                     2,900,000              0
                                                                        --------------
TOTAL BONDS (Cost $17,900,000)                                               8,043,750
                                                                        --------------
TOTAL INVESTMENTS AT VALUE (100.9%) (Cost $1,744,643,297 (5))            2,414,124,875

LIABILITIES IN EXCESS OF OTHER ASSETS (0.9%)                               (21,585,381)
                                                                        --------------
NET ASSETS (100.0%)                                                     $2,392,539,494
                                                                        ==============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt
                         NR = Not Rated

--------------------------------------------------------------------------------
 (1) Non-income producing security.
 (2) Restricted security.
 (3) Bond is currently in deafult.
 (4) Illiquid security.
 (5) Cost for federal income tax purposes is $1,753,820,121.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS SMALL COMPANY VALUE FUND
SCHEDULE OF INVESTMENTS--OCTOBER 31, 2000
--------------------------------------------------------------------------------

                                                               NUMBER
                                                                 OF
                                                               SHARES        VALUE
                                                              ---------   ------------
COMMON STOCKS (84.6%)
BANKS & SAVINGS & LOANS (5.9%)
    Century Bancorp, Inc. Class A                                30,300     $  416,625
    Dime Bancorp, Inc.                                           18,500        452,094
    Prosperity Bancshares, Inc.                                  38,000        717,250
                                                                            ----------
                                                                             1,585,969
                                                                            ----------
BUILDING & BUILDING MATERIALS (3.3%)
    LSI Industries, Inc.                                         12,300        230,625
    The Stanley Works                                            10,200        271,575
    Walter Industries, Inc.                                      50,500        375,594
                                                                            ----------
                                                                               877,794
                                                                            ----------
BUSINESS SERVICES (0.9%)
    National Data Corp.                                           3,400        129,625
    Sensormatic Electronics Corp. (1)                             6,000        108,000
                                                                            ----------
                                                                               237,625
                                                                            ----------
COMPUTERS (1.5%)
    Avid Technology, Inc. (1)                                     7,200         99,900
    JDA Software Group, Inc. (1)                                  4,820         72,601
    Silicon Graphics, Inc. (1)                                   18,700         84,150
    Storage Technology Corp. (1)                                  7,700         75,075
    Transactions Systems Architects, Inc. Class A (1)             4,700         63,450
                                                                            ----------
                                                                               395,176
                                                                            ----------
CONSUMER DURABLES (4.4%)
    Aftermarket Technology Corp. (1)                             45,800        243,312
    Harman International Industries, Inc.                        13,400        643,200
    Lear Corp. (1)                                               10,000        272,500
                                                                            ----------
                                                                             1,159,012
                                                                            ----------
CONSUMER NON-DURABLES (3.6%)
    Borg-Warner Automotive, Inc.                                  7,000        264,250
    Cutter & Buck, Inc. (1)                                      12,600        129,150
    Phillips-Van Heusen Corp.                                    46,900        556,937
                                                                            ----------
                                                                               950,337
                                                                            ----------
CONSUMER SERVICES (1.6%)
    Lo-Jack Corp. (1)                                            51,400        411,200
                                                                            ----------
ELECTRONICS (2.6%)
    Avant Corp. (1)                                              21,200        356,425
    Integrated Device Technology, Inc. (1)                        1,300         73,206
    M.D.C. Holdings, Inc.                                         9,332        255,464
                                                                            ----------
                                                                               685,095
                                                                            ----------
ELECTRIC - UTILITIES (9.1%)
    Energy East Corp.                                            17,000        357,319
    Sierra Pacific Resources                                     23,100        397,031
    DTE Energy Co.                                                9,200        332,350

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS SMALL COMPANY VALUE FUND
SCHEDULE OF INVESTMENTS (CONT'D)--OCTOBER 31, 2000
--------------------------------------------------------------------------------

                                                               NUMBER
                                                                 OF
                                                               SHARES        VALUE
                                                              ---------   ------------
COMMON STOCKS (CONT'D)
ELECTRIC UTILITIES (cont'd)
    NSTAR                                                        10,900     $  421,694
    UniSource Energy Corp.                                       16,200        241,988
    Public Service Company of New Mexico                         23,300        642,206
                                                                            ----------
                                                                             2,392,588
                                                                            ----------
ENERGY (3.3%)
    Cross Timbers Oil Co.                                         8,850        166,491
    HS Resources, Inc. (1)                                        5,400        168,075
    Ocean Energy, Inc. (1)                                       13,400        185,925
    Newfield Exploration Co. (1)                                  4,700        177,425
    Tesoro Petroleum Corp. (1)                                   17,900        185,712
                                                                            ----------
                                                                               883,628
                                                                            ----------
FINANCIAL SERVICES (14.5%)
    AmeriCredit Corp. (1)                                        22,100        593,937
    Delphi Financial Group, Inc. Class A (1)                     10,000        370,000
    Fremont General Corp.                                       159,200        577,100
    GATX Corp.                                                   13,900        584,669
    HCC Insurance Holdings, Inc.                                 12,000        228,750
    National Western Life Insurance Co. Class A (1)               2,500        221,250
    Radian Group, Inc.                                            3,905        276,767
    StanCorp Financial Group, Inc.                               14,900        607,175
    Webster Financial Corp.                                      15,200        370,500
                                                                            ----------
                                                                             3,830,148
                                                                            ----------
GAS UTILITIES (1.3%)
    MCN Energy Group, Inc.                                       14,300        352,138
                                                                            ----------
HEALTHCARE (8.4%)
    Bergen Brunswig Corp. Class A                                13,700        124,156
    Health Management Associates, Inc. Class A (1)               12,900        255,581
    ICU Medical, Inc. (1)                                         9,100        227,500
    LifePoint Hospitals, Inc. (1)                                 5,200        201,500
    Morrison Management Specialists, Inc.                         8,450        283,075
    Omnicare, Inc.                                               28,500        498,750
    Sunrise Assisted Living, Inc. (1)                            13,200        308,550
    Universal Health Services, Inc.                               3,700        310,337
                                                                            ----------
                                                                             2,209,449
                                                                            ----------
LEISURE & ENTERTAINMENT (1.1%)
    SCP Pool Corp. (1)                                           11,319        292,879
                                                                            ----------
OIL SERVICES (3.1%)
    Evergreen Resources, Inc. (1)                                13,100        360,250
    Newpark Resources, Inc. (1)                                  23,200        208,800
    Pride International, Inc. (1)                                10,200        258,187
                                                                            ----------
                                                                               827,237
                                                                            ----------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS SMALL COMPANY VALUE FUND
SCHEDULE OF INVESTMENTS (CONT'D)--OCTOBER 31, 2000
--------------------------------------------------------------------------------

                                                               NUMBER
                                                                 OF
                                                               SHARES        VALUE
                                                              ---------   ------------
COMMON STOCKS (CONT'D)
PAPER & FORESTRY PRODUCTS (3.8%)
    Caraustar Industries, Inc.                                       30    $       302
    Ivex Packaging Corp. (1)                                     68,900        676,081
    Packaging Corporation of America (1)                         22,500        330,469
                                                                           -----------
                                                                             1,006,852
                                                                           -----------
REAL ESTATE (12.5%)
    BRE Properties, Inc. Class A                                 17,100        540,788
    CenterPoint Properties Corp.                                 11,800        524,363
    Essex Property Trust, Inc.                                    9,800        509,600
    Home Properties of New York, Inc.                             7,800        212,063
    Manufactured Home Communities, Inc.                          13,200        328,350
    Mission West Properties, Inc.                                49,386        663,624
    Urban Shopping Centers, Inc.                                 10,900        522,519
                                                                           -----------
                                                                             3,301,307
                                                                           -----------
RETAIL (2.3%)
    Pathmark Stores, Inc. (1)                                    38,700        607,106
                                                                           -----------
TRANSPORTATION (1.4%)
    Landstar Systems, Inc. (1)                                    7,700        363,825
                                                                           -----------
TOTAL COMMON STOCKS (Cost $18,145,058)                                      22,369,365
                                                                           -----------
SHORT TERM INVESTMENTS (14.9%)
    Institutional Money Market Trust                          2,721,794      2,721,795
    RBB Money Market Portfolio                                1,205,652      1,205,652
                                                                           -----------
TOTAL SHORT TERM INVESTMENTS (Cost $3,927,447)                               3,927,447
                                                                           -----------
RIGHTS & WARRANTS (0.0%)
    EA Industries, Inc. (2,3) (Cost $110,438)                         1              0
                                                                           -----------
TOTAL INVESTMENTSATVALUE (99.5%) (Cost $22,182,943 (4))                     26,296,812

OTHER ASSETS IN EXCESS OF LIABILITIES (0.5%)                                   136,061
                                                                           -----------
NET ASSETS (100.0%)                                                        $26,432,873
                                                                           ===========

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt

--------------------------------------------------------------------------------
 (1) Non-income producing security.
 (2) Restricted security.
 (3) Illiquid security.
 (4) Cost for federal income tax purposes is $22,230,177.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS DOMESTIC EQUITY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2000
--------------------------------------------------------------------------------

                                                       WARBURG PINCUS   WARBURG PINCUS
                                                      EMERGING GROWTH   SMALL COMPANY
                                                            FUND          VALUE FUND
                                                      ----------------  --------------
ASSETS
  Investments at value (cost - $1,744,643,297 and
    $22,182,943, respectively)                         $2,414,124,875    $26,296,812
  Dividends and interest receivable                           653,633         80,054
  Receivable for fund shares sold                           5,629,081      1,084,648
  Receivable for investment sold unsettled                  7,256,473              0
  Prepaid expenses and other assets                            86,657        190,043
                                                       --------------    -----------
                                                        2,427,750,719     27,651,557
                                                       --------------    -----------
LIABILITIES
  Advisory fee payable                                      1,856,259         10,792
  Administration services fee payable                         206,251          2,113
  Directors fee payable                                         3,000          2,725
  Payable for investments purchased                        25,894,563      1,162,562
  Payable for fund shares redeemed                          6,166,647              0
  Payable for as of fund share                                      0          4,861
  Accrued expenses payable                                  1,084,505         35,631
                                                       --------------    -----------
                                                           35,211,225      1,218,684
                                                       --------------    -----------
NET ASSETS
  Capital stock, $0.001 par value                              47,876          6,947
  Paid-in capital                                       1,334,006,077     18,771,524
  Undistributed net investment income                               0         26,001
  Accumulated net realized gain
    from investments                                      389,003,962      3,514,532
  Net unrealized appreciation from investments            669,481,579      4,113,869
                                                       --------------    -----------
Net Assets                                             $2,392,539,494    $26,432,873
                                                       ==============    ===========
COMMON SHARES
  Net assets                                           $2,114,737,396    $26,403,491
                                                       --------------    -----------
  Shares outstanding                                       42,096,024      1,945,293
                                                       --------------    -----------
  Net asset value, offering price and redemption
    price per share                                            $50.24         $13.57
                                                               ======         ======
ADVISOR SHARES
  Net assets                                           $  277,802,098    $    29,382
                                                       --------------    -----------
  Shares outstanding                                        5,784,998          2,185
                                                       --------------    -----------
  Net asset value, offering price and redemption
    price per share                                            $48.02         $13.45
                                                               ======         ======

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS DOMESTIC EQUITY FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2000
--------------------------------------------------------------------------------

                                                       WARBURG PINCUS   WARBURG PINCUS
                                                      EMERGING GROWTH   SMALL COMPANY
                                                            FUND          VALUE FUND
                                                      ----------------  --------------
INVESTMENT INCOME:
  Dividends                                             $ 3,109,706      $  399,806
  Interest                                                9,542,601          86,841
  Foreign taxes withheld                                     (4,575)              0
                                                       ------------      ----------
    Total investment income                              12,647,732         486,647
                                                       ------------      ----------
EXPENSES:
  Investment advisory fees                               21,973,038         265,466
  Administrative services fees                            4,205,534          56,829
  Shareholder servicing/Distribution fees                 1,538,827          66,277
  Transfer agent fees                                     1,783,382          13,455
  Custodian/Sub-custodian fees                              411,399          33,033
  Printing fees                                             302,962          14,419
  Legal fees                                                108,685          15,894
  Audit fees                                                 60,395          12,000
  Registration fees                                          48,362          25,196
  Insurance expense                                          15,175           1,524
  Directors fees                                             12,825          10,624
  Interest expense                                           12,425               0
  Offering/Organizational costs                                   0          14,944
  Miscellaneous expense                                      86,156               0
                                                       ------------      ----------
                                                         30,559,165         529,661
                                                       ------------      ----------
  Less: fees waived, expenses reimbursed and
    transfer agent offsets                                 (477,369)        (66,476)
                                                       ------------      ----------
    Total expenses                                       30,081,796         463,185
                                                       ------------      ----------
      Net investment income (loss)                      (17,434,064)         23,462
                                                       ------------      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENTS AND FOREIGN CURRENCY RELATED ITEMS:
  Net realized gain from investments                    419,040,087       3,733,200
  Net change in unrealized appreciation
    from investments                                    132,236,335       1,967,554
                                                       ------------      ----------
    Net realized and unrealized gain from
      investments                                       551,276,422       5,700,754
                                                       ------------      ----------
  Net increase in net assets resulting
    from operations                                    $533,842,358      $5,724,216
                                                       ============      ==========

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS EMERGING GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                            WARBURG PINCUS                 WARBURG PINCUS
                                                           EMERGING GROWTH               SMALL COMPANY VALUE
                                                                 FUND                             FUND
                                                  ---------------------------------   --------------------------
                                                      FOR THE          FOR THE          FOR THE       FOR THE
                                                     YEAR ENDED       YEAR ENDED       YEAR ENDED    YEAR ENDED
                                                     OCTOBER 31,      OCTOBER 31,      OCTOBER 31,   OCTOBER 31,
                                                  ---------------   ---------------   ------------   -----------
                                                        2000             1999             2000          1999
                                                  ---------------   ---------------   ------------   -----------
FROM OPERATIONS:
  Net investment income (loss)                    $   (17,434,064)  $   (15,518,919)  $     23,462   $  (354,167)
  Net realized gain from  investments                 419,040,087       300,644,500      3,733,200     3,792,545
  Net change in unrealized appreciation
    (depreciation) from investments                   132,236,335       205,391,594      1,967,554    (4,750,334)
                                                  ---------------   ---------------   ------------   -----------
    Net increase (decrease) in net assets
      resulting from operations                       533,842,358       490,517,175      5,724,216    (1,311,956)
                                                  ---------------   ---------------   ------------   -----------
FROM DISTRIBUTIONS:
    Distributions from realized gains (losses):
      Common Class Shares                            (225,635,097)                0     (3,505,579)   (2,280,474)
      Advisor Class Shares                            (31,683,347)                0         (2,470)       (1,680)
                                                  ---------------   ---------------   ------------   -----------
    Net decrease in net assets from
      distributions                                  (257,318,444)                0     (3,508,049)   (2,282,154)
                                                  ---------------   ---------------   ------------   -----------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                      1,307,801,851       724,682,855     18,117,399    30,617,506
  Reinvested distributions                            248,328,679               225      3,045,568     2,155,694
  Net asset value of shares redeemed               (1,260,954,165)   (1,237,905,127)   (26,177,249)  (80,318,997)
                                                  ---------------   ---------------   ------------   -----------
    Net increase (decrease) in net assets
      from capital share transactions                 295,176,365*     (513,222,047)    (5,014,282)  (47,545,797)
                                                  ---------------   ---------------   ------------   -----------
    Net increase (decrease) in net assets             571,700,279       (22,704,872)    (2,798,115)   (51,139,907)

NET ASSETS:
  Beginning of year                                 1,820,839,215     1,843,544,087     29,230,988    80,370,895
                                                  ---------------   ---------------   ------------   -----------
  End of year                                     $ 2,392,539,494   $ 1,820,839,215   $ 26,432,873   $29,230,988
                                                  ===============   ===============   ============   ===========
UNDISTRIBUTED NET INVESTMENT INCOME:              $             0   $             0   $     26,001   $         0
                                                  ===============   ===============   ============   ===========

* Includes redemption of 7,924,407 as a result of redemption in-kind on March 31, 2000.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS EMERGING GROWTH FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class share of the Fund Outstanding Throughout Each Year)
--------------------------------------------------------------------------------

                                                          FOR THE YEAR ENDED OCTOBER 31,
                                           ------------------------------------------------------------
YEAR ENDED:                                  2000         1999         1998         1997         1996
                                           --------     --------     --------     --------     --------
PER-SHARE DATA
Net asset value, beginning of period       $  41.99     $  32.51     $  38.50     $  31.99     $  29.38
                                           --------     --------     --------     --------     --------
INVESTMENT ACTIVITIES:
  Net investment loss                         (0.61)       (0.65)       (0.49)       (0.33)       (0.09)
  Net gains or losses on investments
    and foreign currency related items
    (both realized and unrealized)            12.61        10.13        (3.11)        6.91         4.45
                                           --------     --------     --------     --------     --------
      Total from investment activities        12.00         9.48        (3.60)        6.58         4.36
                                           --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
  Distributions from net realized
    capital gains                             (5.97)        0.00        (2.39)       (0.07)       (1.75)
                                           --------     --------     --------     --------     --------
      Total distributions                     (5.97)        0.00        (2.39)       (0.07)       (1.75)
                                           --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD             $  48.02     $  41.99     $  32.51     $  38.50     $  31.99
                                           ========     ========     ========     ========     ========
Total return                                  29.96%       29.16%       (9.75)%      20.62%       15.69%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)   $277,802     $228,244     $311,023     $457,432     $362,696
    Ratio of expenses to average
      net assets                               1.69%(1)     1.72%(1)     1.62%(1)     1.63%(1)     1.70%(1)
    Ratio of net loss to average
      net assets                              (1.15)%      (1.25)%       (.87)%      (1.01)%      (1.05)%
Portfolio turnover rate                      190.82%      154.08%       91.60%       87.03%       65.77%


--------------------------------------------------------------------------------
(1) Interest earned on uninvested cash balances is used to offset portions of transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .02% annualized for the year ended October 31, 2000 and by .01%, .00%, .00% and .01% for the year ended October 31, 2000, 1999,
    1998, 1997 and 1996, respectively. The operating expense ratios after reflecting these arrangements were 1.67% for the year ended October 31, 2000, 1.71%, 1.62%, 1.63% and 1.69% for the year ended October 31, 2000,
    1999, 1998, 1997 and 1996, respectively.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS SMALL COMPANY VALUE FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                                                         DECEMBER 29, 1995
                                                   FOR THE YEAR ENDED OCTOBER 31,        (COMMENCEMENT OF
                                              ----------------------------------------- OPERATIONS) THROUGH
PERIOD ENDED:                                  2000        1999        1998      1997    OCTOBER 31, 1996
                                              -------     -------     ------    ------- -------------------
PER-SHARE DATA
Net asset value, beginning of period          $ 12.35      $13.30     $18.65    $ 14.46       $10.00
                                              -------     -------     ------    -------       ------
INVESTMENT ACTIVITIES:
  Net investment loss                           (0.01)      (0.18)     (0.40)     (0.08)       (0.02)
  Net gains (losses) on investments
    and foreign currency related items
    (both realized and unrealized)               2.59       (0.34)     (3.02)      4.44         4.48
                                              -------     -------     ------    -------       ------
      Total from investment activities           2.58       (0.52)     (3.42)      4.36         4.46
                                              -------     -------     ------    -------       ------
LESS DISTRIBUTIONS:
  Distributions from net realized
    capital gains                               (1.48)      (0.43)     (1.93)     (0.17)        0.00
                                              -------     -------     ------    -------       ------
      Total distributions                       (1.48)      (0.43)     (1.93)     (0.17)        0.00
                                              -------     -------     ------    -------       ------
NET ASSET VALUE, END OF PERIOD                $ 13.45     $ 12.35     $13.30    $ 18.65       $14.46
                                              =======     =======     ======    =======       ======
Total return                                    22.04%      (4.17)%   (19.93)%    30.47%       44.60%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)      $    29     $    30     $   53    $   255       $    5
    Ratio of expenses to average
      net assets                                 2.01%(1)    2.01%(1)   1.97%(1)   1.89%(1)     1.97%(1,3)
    Ratio of net loss to average net assets      (.07)%     (1.02)%     (.92)%    (0.78)%       (.52)%(3)
    Decrease reflected in above
      operating expense ratios due to
      waivers/reimbursements                      .23%        .39%       .27%       .65%        1.46%(3)
Portfolio turnover rate                        155.35%     168.57%     77.92%    105.87%       43.14%(2)

--------------------------------------------------------------------------------
(1) Interest earned on uninvested cash balances is used to offset portions of transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .02% for the year ended October 31, 2000 and by .01%, .00%, .01% and .00% for the year or period ended October 31, 1999, 1998, 1997 and 1996, respectively. The operating expense ratios after reflecting these arrangements were 1.99% for the year ended October 31, 2000 and 2.00%, 1.97%, 1.88% and 1.97% for the year or period ended October 31, 2000, 1999, 1998, 1997 and 1996, respectively.
(2) Non-annualized.
(3) Annualized.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS DOMESTIC EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2000
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

   The Warburg Pincus Emerging Growth Fund (the "Emerging Growth Fund") and Warburg Pincus Small Company Value (the "Small Company Value Fund"), (each a "Fund" and collectively the "Funds") each a Maryland Corporation, are registered under the Investment Company Act of 1940, as amended (the "1940 Act") as diversified open-end management investment companies (except the Emerging Growth
Fund), which is not diversified.

   Investment objectives for each Fund are as follows: the Emerging Growth Fund seeks maximum capital appreciation; the Small Company Value Fund seeks long-term capital appreciation.

   Each Fund may invest up to 10% of its total assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities, and they may be difficult or impossible to sell at the time and the price the Fund would like. In addition, the lack of an active market may make it difficult to obtain an accurate price for a Fund security.

   Each Fund offers two classes of shares, one class being referred to as the Common Class shares and one class being referred to as the Advisor Class shares. Common Class and Advisor Class shares in each Fund represent an equal pro rata interest in such Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Common Class shares for the Small Company Value Fund bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of .25% of the average daily net asset value of the Fund's Common Class shares. Advisor Class shares bear expenses paid pursuant to a distribution plan at an annual rate not to exceed
 .75% of the average daily net asset value of the applicable Fund's Advisor Class shares. Advisor Class shares are currently bearing expenses of .50% of average daily net assets.

   The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange. Each Fund's investments are valued at market value, which is generally determined using market quotations. If no sales are reported, investments are generally valued at the most recent bid price and if there is no bid price available, at the most recent ask price. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors believes accurately reflects fair value. Debt that will mature in 60 days or less is valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not accurately reflect an investment's value.

WARBURG PINCUS DOMESTIC EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

   The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in equity securities which are due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

   Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses, principally distribution and shareholder servicing fees) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   Dividends from net investment income and net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

   No provision is made for federal taxes, as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, (the "Code") and make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

   Costs incurred in connection with organization of the Small Company Value Fund have been deferred and are being amortized over a period of five years from the date it commenced operations.

WARBURG PINCUS DOMESTIC EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------


1. SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

   Pursuant to an exemptive order issued by the Securities and Exchange Commission, each Fund, along with other Funds advised by Credit Suisse Asset Management, LLC ("CSAM"), can transfer uninvested cash balances to a pooled cash account, which can invest in repurchase agreements secured by U.S. government securities. Securities, pledged as collateral for repurchase agreements, are held by the Funds' custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the counterpart to the agreement, retention of the collateral may be subject to legal proceedings. As of October 31, 2000, the Funds had no investments in repurchase agreements.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   The Funds have an arrangement with their transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of their transfer agent expense. For the year ended October 31, 2000, the Funds received credits or reimbursements under this arrangement as follows:

           FUND                                                    AMOUNT
           ------------------------                               --------
           Emerging Growth Fund                                   $477,369
           Small Company Value Fund                                  5,175


2. INVESTMENT ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR

   Pursuant to Investment Advisory Agreement, CSAM, an indirect, wholly-owned subsidiary of Credit Suisse Group, serves as investment advisor for each of the Funds described herein. For its investment advisory services, CSAM receives the following fees based on each Fund's average daily net assets:

           FUND                                         ANNUAL RATE
           ------------------------            ---------------------------------
           Emerging Growth Fund                 .90% of average daily net assets
           Small Company Value Fund            1.00% of average daily net assets

WARBURG PINCUS DOMESTIC EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------

2. INVESTMENT ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR -- (CONT'D)

   For the year ended October 31, 2000, investment advisory fees and voluntary waivers were as follows:

                                          GROSS                         NET
           FUND                        ADVISORY FEE     WAIVER      ADVISORY FEE
           ----                        ------------    --------     ------------
           Emerging Growth Fund        $21,973,038     $      0      $21,973,038
           Small Company Value Fund        265,467      (43,515)         221,952

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, serves as each Fund's co-administrator. PFPC Inc. ("PFPC") an indirect, wholly-owned subsidiary of PNC Bank Corp. ("PNC"), also serves as each Fund's co-administrator. For administrative services, CSAMSI currently receives a fee calculated at the rate of .10% of each Fund's daily net assets. For the year ended October 31, 2000, administrative services fees were as follows:

           FUND                                           CO-ADMINISTRATION FEE
           ----                                           ---------------------
           Emerging Growth Fund                               $2,441,449
           Small Company Value Fund                               26,547

   For its administrative services through July 31, 2000, PFPC received a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

           AVERAGE DAILY
           NET ASSETS                                    ANNUAL RATE
           -----------------------         ----------------------------------
           First $500 million               .10% of average daily net assets
           Next $1 billion                  .075% of average daily net assets
           Over $1.5  billion               .05% of average daily net assets

   Effective August 1, 2000, for its administrative services, PFPC receives a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

           AVERAGE DAILY
           NET ASSETS                                ANNUAL RATE
           -----------------------          --------------------------------
           First $500 million               .10% of average daily net assets
           Next $1 billion                  .08% of average daily net assets
           Over $1.5 billion                .06% of average daily net assets

   For the year ended October 31, 2000, administrative services fees earned and voluntarily waived by PFPC (including out-of-pocket expenses) were as follows:

                                                                              NET
           FUND                     CO-ADMINISTRATION FEE    WAIVER   CO-ADMINISTRATION FEE
           ----                     ---------------------   --------  ---------------------
           Emerging Growth Fund        $1,764,085           $      0      $1,764,085
           Small Company Value Fund        30,282            (17,786)         12,496

WARBURG PINCUS DOMESTIC EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------

2. INVESTMENT ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR -- (CONT'D)

   In addition to serving as each Fund's co-administrator, CSAMSI served as distributor of each Fund's shares until January 1, 2000. On January 1, 2000, Provident Distributors, Inc. ("PDI") replaced CSAMSI as distributor for each Fund. On August 1, 2000 CSAMSI replaced PDI as distributor to each Fund. No compensation was paid by any of the Funds to PDI for distribution services. Pursuant to a distribution plan adopted by each Fund pursuant to Rule 12B-1 under the 1940 Act, CSAMSI receives a fee for its selling services. This fee is calculated at an annual rate of .25% of the average daily net assets of the Common Class shares of the Small Company Value and at .50% of the average daily net assets of each Funds' Advisor Class shares. CSAMSI may use this fee to compensate service organizations for shareholder servicing and distribution services. For the year ended October 31, 2000, shareholder servicing and distribution fees were as follows:
                                                         SHAREHOLDER SERVICING/
           FUND                                             DISTRIBUTION FEE
           ----                                          ----------------------
           Emerging Growth Fund
            Advisor Class shares                               $1,538,827
                                                               ==========
           Small Company Value Fund
            Common Class shares                                $   66,098
            Advisor Class shares                                      179
                                                               ----------
                                                               $   66,277
                                                               ==========
3. LINE OF CREDIT

   The Funds, together with other funds advised by CSAM, have established a $350 million committed and a $75 million uncommitted, unsecured, line of credit facility ("Credit Facility") with Deutsche Bank, AG as administrative agent, State Street Bank and Trust Company as operations agents, Bank of Nova Scotia as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Fund share redemption. Under the terms of the Credit Facility, the Funds with access to the Credit Facility pay an aggregate commitment fee at a rate of .075% per annum on the entire amount of the Credit Facility which is allocated among the participating Funds in such manner as is determined by the governing Boards of the various funds. In addition, the participating Funds will pay interest on borrowing at the Federal funds rate plus .50%. During the year ending October 31, 2000, none of the funds had borrowings under the line of credit agreement.

WARBURG PINCUS DOMESTIC EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------

4. INVESTMENTS IN SECURITIES

   At October 31, 2000, purchases and sales of investment securities (excluding short-term investments) were as follows:

           FUND                                      PURCHASES         SALES
           ----                                   --------------   -----------
           Emerging Growth Fund                   $4,281,122,199   $ 4,347,801
           Small Company Value Fund                   39,040,498    49,333,769

   At October 31, 2000, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was as follows:

                                         UNREALIZED    UNREALIZED   NET UNREALIZED
           FUND                         APPRECIATION  DEPRECIATION   APPRECIATION
           ----                         ------------  ------------  --------------
           Emerging Growth Fund         $756,233,330  $(95,928,576)  $660,304,754
           Small Company Value Fund        4,804,848      (738,213)    4,066,635

5. RESTRICTED SECURITIES

   Certain Funds' investments are restricted as to resale, are not readily marketable and are valued as determined by or under the direction of each Fund's Board in good faith, at fair value. The table below shows the number of shares held, the acquisition dates, aggregate cost, fair value as of October 31, 2000, and share value of the securities and percent of net assets, which the securities comprise.

                                                                                              PERCENTAGE
                                               SECURITY  ACQUISITION                MARKET      OF NET
FUND          SECURITY DESCRIPTION               TYPE      DATE(S)       COST        VALUE      ASSETS
----          --------------------             --------  -----------  ----------  ----------- ----------
Emerging Growth
  Fund
              Foodtrader.com, Inc.             Preferred   09/12/00  $ 2,000,000  $ 2,000,000    0.08%
              SoftCom, Inc.                    Preferred   12/21/99      999,999      999,999    0.04
              Breeze Com, Ltd Series B         Preferred   11/04/99    6,223,300   28,028,540    1.17
              Celletra Limited Series C        Preferred   04/05/00    7,000,000    7,000,002    0.29
              TimesSquareMedia.com               Bond      11/23/99    2,900,000            0    0.00
              Chaparral Resources, Inc.         Common     07/28/98    1,250,000       90,278    0.00
              New York Restaurant Group, Inc.   Common     10/30/97    3,249,985    3,249,985    0.14
              Opal Concepts, Inc. Series B     Preferred   08/31/95    2,000,000      199,998    0.01
              Women First Healthcare, Inc.     Warrants    03/18/99            0            0    0.00
                                                           --------  -----------  -----------    ----
                                                                     $25,623,284  $41,568,802    1.73%
                                                                     ===========  ===========    ====
Small Company
  Value Fund
              EA Industries, Inc.              Warrants    03/31/98  $   110,438  $         0    0.00%

WARBURG PINCUS DOMESTIC EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------


6. FORWARD FOREIGN CURRENCY CONTRACTS

   Each Fund may enter into forward currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Each Fund will enter into forward contracts primarily for hedging purposes. Forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At October 31, 2000, there were no open forward foreign currency contracts.

7. CAPITAL SHARE TRANSACTIONS

   Each Fund is authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares (of the Small Company Value Fund and two billion shares of the Emerging Growth Fund are classified as the Advisor Class.

   Transactions in classes of each Fund were as follows:

                                       EMERGING GROWTH FUND
                   --------------------------------------------------------------
                                        COMMON CLASS SHARES
                   --------------------------------------------------------------
                        FOR THE YEAR ENDED               FOR THE YEAR ENDED
                         OCTOBER 31, 2000                 OCTOBER 31, 1999
                   -----------------------------    -----------------------------
                      SHARES           VALUE           SHARES           VALUE
                   -----------   ---------------    -----------   ---------------
Shares sold         23,543,013   $ 1,217,208,366     17,598,528   $   690,945,900
Shares issued in
  reinvestment
  of dividends       4,767,193       217,193,291              6               225
Shares
  repurchased      (22,635,213)   (1,156,532,309)   (26,668,182)   (1,047,436,237)
                   -----------   ---------------    -----------   ---------------
Net increase/
  (decrease)         5,674,993   $   277,869,348     (9,069,648)  $  (356,490,110)
                   ===========   ===============    ===========   ===============




                                   EMERGING GROWTH FUND
                   --------------------------------------------------------
                                   ADVISOR CLASS SHARES
                   --------------------------------------------------------
                      FOR THE YEAR ENDED            FOR THE YEAR ENDED
                       OCTOBER 31, 2000              OCTOBER 31, 1999
                   --------------------------    --------------------------
                     SHARES          VALUE         SHARES          VALUE
                   ----------   -------------    ----------   -------------
Shares sold         1,760,652   $  90,593,485       882,074   $  33,736,955
Shares issued in
  reinvestment
  of dividends        711,829      31,135,388             0               0
Shares
  repurchased      (2,123,029)   (104,421,856)   (5,013,511)   (190,468,890)
                   ----------   -------------    ----------   -------------
Net increase/
  (decrease)          349,452   $  17,307,017    (4,131,437)  $(156,731,935)
                   ==========   =============    ==========   =============

WARBURG PINCUS DOMESTIC EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2000
--------------------------------------------------------------------------------

7. CAPITAL SHARE TRANSACTIONS -- (CONT'D)

                                                               SMALL COMPANY VALUE FUND
                  ---------------------------------------------------------------------------------------------------
                                     COMMON CLASS SHARES                               ADVISOR CLASS SHARES
                  --------------------------------------------------------   ----------------------------------------
                      FOR THE YEAR ENDED           FOR THE YEAR ENDED        FOR THE YEAR ENDED    FOR THE YEAR ENDED
                       OCTOBER 31, 2000             OCTOBER 31, 1999          OCTOBER 31, 2000      OCTOBER 31, 1999
                  --------------------------    --------------------------   -------------------   ------------------
                    SHARES          VALUE         SHARES         VALUE       SHARES      VALUE     SHARES      VALUE
                  ----------    ------------    ----------    ------------   -------   ---------   ------    --------
Shares sold        1,390,341    $ 17,797,309     2,370,859    $ 30,585,137    25,991   $ 320,090    2,662    $ 32,369
Shares issued in
  reinvestment
  of dividends       246,303       3,044,299       161,133       2,154,348       103       1,269      101       1,346
Shares
  repurchased     (2,033,476)    (25,851,039)   (6,189,358)    (80,265,308)  (26,361)   (326,210)  (4,265)    (53,689)
                  ----------    ------------    ----------    ------------   -------   ---------   ------    --------
Net decrease        (396,832)   $ (5,009,431)   (3,657,366)   $(47,525,823)     (267)  $  (4,851)  (1,502)   $(19,974)
                  ==========    ============    ==========    ============   =======   =========   ======    ========

WARBURG PINCUS DOMESTIC EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------

8. OTHER FINANCIAL HIGHLIGHTS

   Each fund currently offers one other class of shares, Common Class shares, representing equal pro rata interests in each of the respective Funds. The financial highlights for a Common Class share of each Fund are as follows:

                                                              WARBURG PINCUS EMERGING GROWTH FUND
                                             ----------------------------------------------------------------------
                                                                      COMMON CLASS SHARES
                                             ----------------------------------------------------------------------
                                                                FOR THE YEAR ENDED OCTOBER 31,
                                             ----------------------------------------------------------------------
                                                2000           1999           1998           1997           1996
                                             ----------     ----------     ----------     ----------     ----------
PER-SHARE DATA
Net asset value, beginning of year           $    43.73     $    33.69     $    39.66     $    32.80     $    29.97
                                             ----------     ----------     ----------     ----------     ----------
INVESTMENT ACTIVITIES:
  Net investment loss                             (0.33)         (0.33)         (0.12)         (0.19)         (0.02)
  Net gains (losses) on investments
    (both realized and unrealized)                13.07          10.37          (3.46)          7.12           4.60
                                             ----------     ----------     ----------     ----------     ----------
      Total from investment activities            12.74          10.04          (3.58)          6.93           4.58
                                             ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS:
  Distributions from realized capital gains       (6.23)          0.00          (2.39)         (0.07)         (1.75)
                                             ----------     ----------     ----------     ----------     ----------
      Total distributions                          0.00           0.00          (2.39)         (0.07)         (1.75)
                                             ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                 $    50.24     $    43.73     $    33.69     $    39.66     $    32.80
                                             ==========     ==========     ==========     ==========     ==========
      Total return                                30.60%         29.80%         (9.40)%        21.18%         16.14%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s omitted)       $2,114,737     $1,592,595     $1,532,521     $1,515,385     $1,104,684
    Ratio of expenses to average net assets        1.19%(1)       1.23%(1)       1.22%(1)       1.22%(1)       1.28%
    Ratio of net loss to average net assets        (.65)%         (.75)%         (.48)%         (.59)%         (.63)%
Portfolio turnover rate                          190.82%        154.08%         91.60%         87.03%         65.77%

--------------------------------------------------------------------------------
(1) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' expenses by .02% annualized for the year ended October 31, 2000, and by .01%, .00%, .01% and .01% for the years ending 1999, 1998, 1997 and 1996, respectively. The Common Class shares' operating expense ratio after reflecting these arrangements were 1.17% for the year ended October 31, 2000, and 1.22%, 1.22%, 1.21% and 1.27% for the years ending 1999, 1998, 1997 and 1996, respectively.

WARBURG PINCUS DOMESTIC EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 2000
--------------------------------------------------------------------------------


8. OTHER FINANCIAL HIGHLIGHTS -- (CONT'D)

                                                      WARBURG PINCUS SMALL COMPANY VALUE FUND
                                              --------------------------------------------------------
                                                                   COMMON CLASS SHARES
                                              --------------------------------------------------------
                                                              FOR THE YEAR ENDED OCTOBER 31,
                                              --------------------------------------------------------
                                               2000         1999        1998        1997       1996(4)
                                              -------     -------     -------      -------     -------
PER-SHARE DATA
Net asset value, beginning of period          $ 12.47     $ 13.39     $ 18.77      $ 14.38     $ 10.00
                                              -------     -------     -------      -------     -------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)                   0.01       (0.15)      (0.12)       (0.08)      (0.02)
  Net gains (losses) on investments
    (both realized and unrealized)               2.65       (0.34)      (3.33)        4.64        4.40
                                              -------     -------     -------      -------     -------
      Total from investment activities           2.66       (0.49)      (3.45)        4.56        4.38
                                              -------     -------     -------      -------     -------
LESS DISTRIBUTIONS:
  Distributions from realized capital gains     (1.56)      (0.43)      (1.93)       (0.17)       0.00
                                              -------     -------     -------      -------     -------
      Total distributions                       (1.56)      (0.43)      (1.93)       (0.17)       0.00
                                              -------     -------     -------      -------     -------
NET ASSET VALUE, END OF PERIOD                $ 13.57     $ 12.47     $ 13.39      $ 18.77     $ 14.38
                                              =======     =======     =======      =======     =======
      Total return                              22.56%      (3.91)%    (19.97)%      32.05%      43.80%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)      $26,403     $29,201     $80,318     $223,675     $84,045
    Ratio of expenses to average net assets      1.76%(1)    1.76%(1)    1.70%(1)     1.70%(1)    1.75%(1,3)
    Ratio of net gain to average net assets       .09%       (.76)%      (.46)%       (.63)%      (.43)%(3)
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                              .23%        .38%        .01%         .03%        .44%(3)
Portfolio turnover rate                        155.35%     168.57%      77.92%      105.87%      43.14%(2)

--------------------------------------------------------------------------------
(1) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' expenses by .02% annualized for the year ended October 31, 2000, and by .01%, .00%, .01% and .00% for the year or period ending 1999, 1998, 1997 and 1996, respectively. The Common Class shares' operating expense ratio after reflecting these arrangements were 1.74% for the year ended October 31, 2000, and 1.75%, 1.70%, 1.69% and 1.75% for the
    year  or  period  ending  1999,  1998,  1997  and  1996,   respectively.
(2) Non-annualized.
(3) Annualized.
(4) For the period December 29, 1995 (commencement of operations) through October 31, 1996.

WARBURG PINCUS FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of

WARBURG, PINCUS EMERGING GROWTH FUND, INC.;
WARBURG, PINCUS SMALL COMPANY VALUE FUND, INC.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects the financial position of the Warburg, Pincus Emerging Growth Fund, Inc. and Warburg, Pincus Small Company Value Fund, Inc. (all funds collectively referred to as the "Funds") at October 31, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and their financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.





PRICEWATERHOUSECOOPERS LLP

Two Commerce Square
2001 Market Street
Philadelphia, Pennsylvania
December 15, 2000

WARBURG PINCUS FUNDS
SHAREHOLDER TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------


   Each Fund is required by Subchapter M of the Code to advise its shareholders within 60 days of Fund's fiscal year end as to the U.S. federal tax status of distributions received by the Fund's shareholders in respect of such fiscal year. During the fiscal year ended October 31, 2000, the following dividends and distributions per share were paid by each of the Funds:

                        ORDINARY     LONG-TERM        % OF ORDINARY INCOME
                         INCOME    CAPITAL GAINS     DIVIDEND QUALIFYING FOR
FUND                    PER SHARE    PER SHARE    DIVIDENDS RECEIVED DEDUCTION*
----                    ---------  -------------  -----------------------------
                                                      1999
   PAYMENT DATE         12/07/99   12/07/99
   ------------         --------   --------
Emerging Growth                                        0.00
  Common shares          $0.0000    $6.2321
  Advisor shares          0.0000     5.9659

Small Company Value                                    0.00
  Common shares          $0.0000    $1.5602
  Advisor shares          0.0000     1.4833


   The Emerging Growth Fund did not pay any ordinary income dividends or capital gain distributions during the current fiscal year. Further, the above information was provided to calendar year taxpayers via Form 1099-DIV mailed in January of 2000.

   Because the fiscal year of the Funds is not a calendar year, another notification will be sent with respect to calendar year 2000. The second notification, which will reflect the amount to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 20001.

------------
* Available to Corporate Shareholders only.

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

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

                            -------------------------
                                 WARBURG PINCUS
                                  ADVISOR FUNDS

                               CREDIT SUISSE ASSET
                             MANAGEMENT SECURITIES,
                                INC., DISTRIBUTOR
                            -------------------------



CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY10017. WARBURG PINCUS ADVISOR FUNDS ARE MANAGED BY CREDIT SUISSE ASSET MANAGEMENT LLC.

                              WARBURG PINCUS FUNDS
                               [GRAPHIC OMITTED]

                   PART OF CREDIT       ASSET
                           SUISSE       MANAGEMENT

                                                                    ADUSS-2-1000